UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Archon Capital Management LLC

Address:  1301 5th Ave, Suite 3008
          Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:

/s/ Constantinos J. Christofilis      Seattle, WA             May 14, 2010
--------------------------------    ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $147,457
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.  Form 13F File Number         Name

         1. 028-13744                      Strategos Fund, L.P.
            ----------------------         ----------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                  Archon Capital Management LLC
                                                          March 31, 2010


COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                   VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP    (x1000)    PRN AMT  PRN CALL  DISCRETION     MANAGERS   SOLE    SHARED NONE
ACTIVISION BLIZZARD INC       COM             00507V109   3,438     285,300   SH      Shared-Defined    1        285,300
ANGIODYNAMICS INC             COM             03475V101   4,267     273,200   SH      Shared-Defined    1        273,200
AUDIOCODES LTD                ORD             M15342104   1,697     420,100   SH      Shared-Defined    1        420,100
BITSTREAM INC                 CL A            091736108   1,180     145,000   SH      Shared-Defined    1        145,000
CEVA INC                      COM             157210105     117      10,000   SH      Shared-Defined    1         10,000
CHINDEX INTERNATIONAL INC     COM             169467107   6,445     545,700   SH      Shared-Defined    1        545,700
EQUINIX INC                   COM NEW         29444U502   1,557      16,000   SH      Shared-Defined    1         16,000
EXPRESS 1 EXPEDITED SOLUTION  COM             30217Q108   6,667   4,566,762   SH      Shared-Defined    1      4,566,762
FURMANITE CORPORATION         COM             361086101   2,742     528,300   SH      Shared-Defined    1        528,300
HANGER ORTHOPEDIC GROUP INC   COM NEW         41043F208   1,109      61,000   SH      Shared-Defined    1         61,000
HELMERICH & PAYNE INC         COM             423452101   5,723     150,300   SH      Shared-Defined    1        150,300
IHS INC                       CL A            451734107   2,690      50,300   SH      Shared-Defined    1         50,300
INTERNAP NETWORK SVCS CORP    COM PAR $.001   45885A300   3,216     574,300   SH      Shared-Defined    1        574,300
INTREPID POTASH INC           COM             46121Y102   2,502      82,500   SH      Shared-Defined    1         82,500
JAGUAR MNG INC                COM             47009M103   4,160     451,700   SH      Shared-Defined    1        451,700
JDS UNIPHASE CORP             COM PAR $0.001  46612J507   2,754     220,000   SH      Shared-Defined    1        220,000
LECG CORP                     COM             523234102      95      31,800   SH      Shared-Defined    1         31,800
LENDER PROCESSING SVCS INC    COM             52602E102   2,797      74,100   SH      Shared-Defined    1         74,100
MARCHEX INC                   CL B            56624R108   4,670     913,800   SH      Shared-Defined    1        913,800
MF GLOBAL HLDGS LTD           COM             55277J108   5,609     695,000   SH      Shared-Defined    1        695,000
MINDSPEED TECHNOLOGIES INC    COM NEW         602682205     120      15,000   SH      Shared-Defined    1         15,000
MYR GROUP INC DEL             COM             55405W104   3,425     210,000   SH      Shared-Defined    1        210,000
MYRIAD GENETICS INC           COM             62855J104   5,652     235,000   SH      Shared-Defined    1        235,000
NUTRI SYS INC NEW             COM             67069D108   3,279     184,000   SH      Shared-Defined    1        184,000
OCLARO INC                    COM             67555N107     548     200,000   SH      Shared-Defined    1        200,000
ORION ENERGY SYSTEMS INC      COM             686275108   3,721     759,357   SH      Shared-Defined    1        759,357
PAN AMERICAN SILVER CORP      COM             697900108   2,966     128,100   SH      Shared-Defined    1        128,100
PROVIDENCE SVC CORP           COM             743815102   5,034     331,400   SH      Shared-Defined    1        331,400
REALNETWORKS INC              COM             75605L104   3,160     654,300   SH      Shared-Defined    1        654,300
RIGHTNOW TECHNOLOGIES INC     COM             76657R106   5,587     312,800   SH      Shared-Defined    1        312,800
SATCON TECHNOLOGY CORP        COM             803893106   2,620   1,082,700   SH      Shared-Defined    1      1,082,700
SAVVIS INC                    COM NEW         805423308   7,790     472,100   SH      Shared-Defined    1        472,100
SHORETEL INC                  COM             825211105   2,188     331,000   SH      Shared-Defined    1        331,000
SILVER WHEATON CORP           COM             828336107     646      41,200   SH      Shared-Defined    1         41,200
SKECHERS U S A INC            CL A            830566105     726      20,000   SH      Shared-Defined    1         20,000
SOLARWINDS INC                COM             83416B109   3,537     163,300   SH      Shared-Defined    1        163,300
SUPER MICRO COMPUTER INC      COM             86800U104   3,612     209,000   SH      Shared-Defined    1        209,000
SYNCHRONOSS TECHNOLOGIES INC  COM             87157B103     750      38,800   SH      Shared-Defined    1         38,800
TERREMARK WORLDWIDE INC       COM NEW         881448203   3,930     560,600   SH      Shared-Defined    1        560,600
TRADESTATION GROUP INC        COM             89267P105  14,017   1,999,605   SH      Shared-Defined    1      1,999,605
VARIAN MED SYS INC            COM             92220P105   2,490      45,000   SH      Shared-Defined    1         45,000
WEBMEDIABRANDS INC            COM             94770W100   1,637   1,653,438   SH      Shared-Defined    1      1,653,438
ZIX CORP                      COM             98974P100   6,587   2,851,416   SH      Shared-Defined    1      2,851,416



SK 26015 0001 1094963